CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 2,160	$ 4,147
Restricted cash	3,774	3,774
Accounts receivable, net	11,538	11,616
Deferred tax assets, net	66	133
Prepaid expenses and other current assets	1,637	994
Total current assets	19,175	20,664
Property and equipment, net	1,610	1,723
Deferred financing costs	287	448
Goodwill	314	314
Other assets	422	733
Total assets	21,808	23,882
CURRENT LIABILITIES:
Notes payable - bank	8,141	8,086
Accounts payable	4,365	3,700
Accrued expenses and other current liabilities	13,235	14,437
Income taxes payable	1,583	1,568
Current liabilities from discontinued operations	1,889	1,858
Total current liabilities	29,213	29,649
Convertible notes payable to related party, including accrued interest	23,440	20,846
Liability to United States Department of Labor	867	851
Other liabilities	113	150
Total liabilities	53,633	51,496
SHAREHOLDERS' DEFICIT:
Common stock, 0.45 Euro par value; 17,000,000 shares authorized; 8,036,698 shares issued and outstanding as of June 30, 2012 and December 31, 2011	4,492	4,492
Additional paid-in capital	20,828	20,828
Accumulated deficit	(50,446)	(46,176)
Accumulated other comprehensive loss	(6,699)	(6,758)
Total shareholders' deficit	(31,825)	(27,614)
Total liabilities and shareholders' deficit	$ 21,808	$ 23,882